Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss, Net of Tax

The following table provides the changes, net of tax, in Accumulated other comprehensive loss:
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2015	$(2,689)	$517	$(222)	$(5,654)	$733	$(7,316)
Other comprehensive income/(loss)(a)	(3,174)	(96)	(5)	921	148	(2,206)
Balance, December 31, 2015	(5,863)	421	(227)	(4,733)	880	(9,522)
Other comprehensive income/(loss)(a)	(797)	(73)	96	(740)	(1)	(1,514)
Balance, December 31, 2016	(6,659)	348	(131)	(5,473)	879	(11,036)
Other comprehensive income/(loss)(a)	$1,479	(378)	532	$211	$(129)	$1,715
Balance, December 31, 2017	$(5,180)	$(30)	$401	$(5,262)	$750	$(9,321)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $14 million income in 2017, $3 million loss in 2016 and $26 million loss in 2015.